Consolidated Statements of Financial Position ₸ in Millions, TJS in Millions	Dec. 31, 2024 KZT (₸)	Dec. 31, 2023 KZT (₸)
ASSETS:
Cash and cash equivalents	₸ 619,470	₸ 820,466
Mandatory cash balances with National Bank of the Republic of Kazakhstan	57,307	47,110
Due from banks	37,908	30,683
Investment securities and derivatives	1,506,831	1,377,772
Loans to customers	5,746,600	4,235,957
Property, equipment and intangible assets	269,289	174,346
Other assets	139,696	135,598
TOTAL ASSETS	8,377,101	6,821,932
LIABILITIES
Due to banks	24,474	154
Customer accounts	6,561,950	5,441,456
Debt securities issued	51,050	99,468
Subordinated debt	62,416	62,369
Other liabilities	104,350	115,272
TOTAL LIABILITIES	6,804,240	5,718,719
Equity [abstract]
Issued capital	130,144	130,144
Treasury shares	(151,521)	(152,001)
Additional paid-in capital	506	506
Revaluation reserve of financial assets and other reserves	41,026	9,719
Share-based compensation reserve	31,774	34,810
Retained earnings	1,465,295	1,054,945
Total equity attributable to Shareholders of the Company	1,517,224	1,078,123
Non-controlling interests	55,637	25,090
TOTAL EQUITY	₸ 1,572,861	₸ 1,103,213